Goodwill and Impairment Review of Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Changes in Goodwill	Changes in goodwill were as follows:

December 31,	2025	2024

Opening balance	$422	$433

Currency translation effects	8	(11)

Closing balance	$430	$422